LOANS PAYABLE (Narrative) (Details)	Dec. 31, 2017 USD ($)
Capital lease, purchase option	$ 160,000
Capital lease, purchase option, interest rate	12.00%
Capital lease, purchase option, monthly installments	$ 14,934.00
Capital Lease Purchase Option Final Installments	$ 4,040.41